Shareholders' equity - Share capital (Details) - AUD ($) $ in Millions		Sep. 30, 2019	Sep. 30, 2018
Shareholders' equity
Ordinary share capital, fully paid	[1]	$ 37,508	$ 36,054
Restricted Share Plan (RSP) treasury shares held		(572)	(505)
Other treasury shares held		19	12
Total treasury shares held	[1]	(553)	(493)
Total share capital		36,955	35,561
Non-controlling interests	[1]	$ 53	$ 52
Number of unvested RSP treasury shares held		4,784,213	3,943,660
Number of other treasury shares held		1,721,532	2,029,795
Parent Entity
Shareholders' equity
Ordinary share capital, fully paid	[1]	$ 37,508	$ 36,054
Restricted Share Plan (RSP) treasury shares held		(572)	(505)
Other treasury shares held		(3)	(3)
Total treasury shares held	[1]	(575)	(508)
Total share capital		36,933	35,546
Non-controlling interests	[1]

[1]	The Group has adopted AASB 9 and AASB 15 from 1 October 2018. Comparatives have not been restated. In addition, the Group has made a number of presentational changes to the Balance Sheet and Income Statement. Comparatives have been restated. Refer to Note 1 for further detail.